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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2002
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Investment Management LLC
          ---------------------------------------------
 Address: 415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  02-13-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                     None
                                         -------------------
 Form 13F Information Table Entry Total:                  70
                                         -------------------
 Form 13F Information Table Value Total:              88,406
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------
                                                           Value    Shares/Prin                   Investment    Other    Sole Voting
        Name of Issuer       Title or Class     Cusip      (000)       Amnt        Shr/Put/Call   Discretion   Managers      Auth
------------------------------------------------------------------------------------------------------------------------------------
 3M CO                         Common Stock    88579Y101     345         2,800    Common Stock        sole        N/A         2,800
 ADVANCED MICRO DEVICES        Common Stock    007903107     789       122,200    Common Stock        sole        N/A       122,200
 AETHER SYSTEMS INC          Convertible Bond  00808VAA3     962     1,250,000  Convertible Bond      sole        N/A     1,250,000
 AFFILIATED MANAGERS GRP     Convertible Bond  008252AC2   4,483     5,000,000  Convertible Bond      sole        N/A     5,000,000
 AKAMAI TECHNOLOGIES INC     Convertible Bond  00971TAC5     585     1,500,000  Convertible Bond      sole        N/A     1,500,000
 AMCV CAPITAL TRUST I        Preferred Stock   001648203       -        42,900  Preferred Stock       sole        N/A        42,900
 AMERICAN INTL GROUP         Convertible Bond  026874AP2   1,290     2,000,000  Convertible Bond      sole        N/A     2,000,000
 ANIXTER INTL INC            Convertible Bond  035290AC9     614     2,000,000  Convertible Bond      sole        N/A     2,000,000
 AON CORP                    Convertible Bond  037389AQ6   1,115     1,000,000  Convertible Bond      sole        N/A     1,000,000
 AVADO BRANDS INC              Common Stock    05336P108      19        75,376    Common Stock        sole        N/A        75,376
 BRIGHTPOINT INC             Convertible Bond  109473AC2   1,511     2,825,000  Convertible Bond      sole        N/A     2,825,000
 BUDGET GROUP CAPITAL TR     Preferred Stock   119001303       2        50,000  Preferred Stock       sole        N/A        50,000
 CARDINAL HEALTH INC           Common Stock    14149Y108     698        11,800    Common Stock        sole        N/A        11,800
 CBRL GROUP INC              Convertible Bond  12489VAB2     185       400,000  Convertible Bond      sole        N/A       400,000
 CENDANT CORP                Convertible Bond  151313AM5     495       500,000  Convertible Bond      sole        N/A       500,000
 CENTERPOINT ENERGY INC        Common Stock    15189T107     255        30,000    Common Stock        sole        N/A        30,000
 CITIZENS UTILITIES TRUST    Preferred Stock   177351202   2,617        55,100  Preferred Stock       sole        N/A        55,100
 CLEAR CHANNEL COMMUNICAT    Convertible Bond  184502AB8   2,015     2,025,000  Convertible Bond      sole        N/A     2,025,000
 CLEAR CHANNEL COMMUNICAT    Convertible Bond  469858AB0   2,488     5,000,000  Convertible Bond      sole        N/A     5,000,000
 CMS ENERGY CORP               Common Stock    125896100     123        13,000    Common Stock        sole        N/A        13,000
 COMCAST CORP-SPECIAL CL A     Common Stock    20030N200   3,614       160,000    Common Stock        sole        N/A       160,000
 COR THERAPEUTICS            Convertible Bond  217753AD4   5,406     5,000,000  Convertible Bond      sole        N/A     5,000,000
 COR THERAPEUTICS            Convertible Bond  217753AG7   5,463     5,000,000  Convertible Bond      sole        N/A     5,000,000
 DUANE READE INC             Convertible Bond  263578AC0     969     2,000,000  Convertible Bond      sole        N/A     2,000,000
 FOUR SEASONS HTL            Convertible Bond  35100EAD6     296     1,000,000  Convertible Bond      sole        N/A     1,000,000
 GARTNER INC-CL A              Common Stock    366651107     240        26,100    Common Stock        sole        N/A        26,100
 GILEAD SCIENCES INC           Common Stock    375558103   4,420       130,000    Common Stock        sole        N/A       130,000
 HERSHEY FOODS CORP            Common Stock    427866108     674        10,000    Common Stock        sole        N/A        10,000
 HORACE MANN EDUCATORS       Convertible Bond  440327AF1   1,800     4,000,000  Convertible Bond      sole        N/A     4,000,000
 HOUSEHOLD INTL              Preferred Stock   441815677   3,090       100,000  Preferred Stock       sole        N/A       100,000
 ICN PHARMACEUTICALS INC     Convertible Bond  448924AM2     814     1,000,000  Convertible Bond      sole        N/A     1,000,000
 INFINITY INC                Convertible Bond  45663LAC0     958     1,000,000  Convertible Bond      sole        N/A     1,000,000
 INTERPUBLIC GROUP COS       Convertible Bond  460690AF7     871     1,000,000  Convertible Bond      sole        N/A     1,000,000
 KELLSTROM INDS INC          Convertible Bond  488035AC0     142     8,388,000  Convertible Bond      sole        N/A     8,388,000

------------------------------------------------------------------------------------------------------------------------------------
                                                           Value    Shares/Prin                  Investment     Other    Sole Voting
        Name of Issuer       Title or Class     Cusip      (000)       Amnt        Shr/Put/Call  Discretion   Managers      Auth
------------------------------------------------------------------------------------------------------------------------------------
 KELLSTROM INDUSTRIES INC    Convertible Bond  488035AE6     192    11,317,000  Convertible Bond      sole        N/A    11,317,000
 KOHLS CORPORATION           Convertible Bond  500255AJ3   5,645     8,984,000  Convertible Bond      sole        N/A     8,984,000
 MANPOWER INC                Convertible Bond  56418HAC4     306       500,000  Convertible Bond      sole        N/A       500,000
 MCDATA CORPORATION-A          Common Stock    580031201     160        22,500    Common Stock        sole        N/A        22,500
 MEDTRONIC INC                 Common Stock    585055106     620        13,600    Common Stock        sole        N/A        13,600
 NISOURCE INC-SAILS            Common Stock    65473P600     770       346,800    Common Stock        sole        N/A       346,800
 NORTHPOINT COMMUNICATIONS     Common Stock    666610100       -       150,000    Common Stock        sole        N/A       150,000
 NRG ENERGY INC              Preferred Stock   629377201     419        76,000  Preferred Stock       sole        N/A        76,000
 NY COMMUNITY CAP TRUST V    Preferred Stock   64944P307   3,857        75,000  Preferred Stock       sole        N/A        75,000
 OMNICOM GROUP INC           Convertible Bond  681919AK2   4,110     4,100,000  Convertible Bond      sole        N/A     4,100,000
 P & O PRINCESS CRUISES-ADR    Common Stock    693070104   1,384        49,900    Common Stock        sole        N/A        49,900
 P G & E CORP                  Common Stock    69331C108     278        20,000    Common Stock        sole        N/A        20,000
 PEGASUS COMMUNICATIONS      Preferred Stock   705904506     634        54,350  Preferred Stock       sole        N/A        54,350
 PHARMACIA CORP                Common Stock    71713U102   1,881        45,000    Common Stock        sole        N/A        45,000
 PROGRESS ENERGY INC-CVO       Common Stock    743263AA3      28       200,000    Common Stock        sole        N/A       200,000
 PSINET INC                  Preferred Stock   74437C309       -       100,000  Preferred Stock       sole        N/A       100,000
 QUEST DIAGNOSTICS             Common Stock    74834L100     609        10,700    Common Stock        sole        N/A        10,700
 RATIONAL SOFTWARE CORP        Common Stock    75409P202   1,039       100,000    Common Stock        sole        N/A       100,000
 ROYAL CARIBBEAN CRUISES     Convertible Bond  780153AM4     828     2,000,000  Convertible Bond      sole        N/A     2,000,000
 ROYAL CARIBBEAN CRUISES     Convertible Bond  780153AK8     378     1,000,000  Convertible Bond      sole        N/A     1,000,000
 SBS BROADCASTING SA         Convertible Bond  805906AC8   4,123     4,850,000  Convertible Bond      sole        N/A     4,850,000
 SEMPRA ENERGY                 Common Stock    816851109     263        11,100    Common Stock        sole        N/A        11,100
 SKECHERS USA INC-CL A         Common Stock    830566105      98        11,500    Common Stock        sole        N/A        11,500
 SUNBEAM CORPORATION           Common Stock    867071102       1        25,000    Common Stock        sole        N/A        25,000
 SUNBEAM CORP-WTS                Warrant       867071128       -       132,872      Warrant           sole        N/A       132,872
 SUNTERRA CORP                 Common Stock    86787D208     197        28,116    Common Stock        sole        N/A        28,116
 SYMANTEC CORP                 Common Stock    871503108     947        23,400    Common Stock        sole        N/A        23,400
 TITAN CAPITAL TRUST         Preferred Stock   888262300   1,056        25,000  Preferred Stock       sole        N/A        25,000
 TOTAL RENAL CARE HLDGS      Convertible Bond  759671AC4   1,278     1,200,000  Convertible Bond      sole        N/A     1,200,000
 TRAVELERS PROP CASUALT-B      Common Stock    89420G406     505        34,500    Common Stock        sole        N/A        34,500
 TXU CORP                      Common Stock    873168108     295        15,800    Common Stock        sole        N/A        15,800
 US CELLULAR CORP            Convertible Bond  911684AA6   2,905     7,958,000  Convertible Bond      sole        N/A     7,958,000
 VECTOR GROUP LTD              Common Stock    92240M108     314        27,050    Common Stock        sole        N/A        27,050
 VECTOR GROUP LTD            Convertible Bond  92240MAC2   3,619     5,700,000  Convertible Bond      sole        N/A     5,700,000
 WILLIAMS COMM GROUP INC     Preferred Stock   969455401       -        23,400  Preferred Stock       sole        N/A        23,400
 XL CAPITAL LTD              Convertible Bond  98372PAA6     319       500,000  Convertible Bond      sole        N/A       500,000